Cover	Feb. 19, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2020
Entity File Number	000-50796
Entity Registrant Name	SP Plus Corporation
Entity Central Index Key	0001059262
Entity Tax Identification Number	16-1171179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 E. Randolph Street, Suite 7700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601-7702
City Area Code	312
Local Phone Number	274-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false